CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] CNY (¥) shares		Common Class A [Member] USD ($) shares		Common Class B [Member] CNY (¥) shares	Common Class B [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Treasury Stock [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2015	¥ 3,014,445		¥ 56				¥ 170		¥ 2,416,907				¥ 119,116		¥ 317,818		¥ 2,854,067		¥ 160,378
Balance (in shares) at Dec. 31, 2015 | shares			350,398,737		350,398,737		1,035,037,339	1,035,037,339
Net (loss) income	(56,707)														(80,525)		(80,525)		23,818
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders			¥ 7				¥ (7)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			43,385,700		43,385,700		(43,385,700)	(43,385,700)
Share-based compensation	305,828								305,689								305,689		139
Exercise and vesting of share-based awards	21,915		¥ 2				¥ 2		21,911								21,915
Exercise and vesting of share-based awards,shares | shares			12,506,416		12,506,416		11,675,334	11,675,334
Other comprehensive income	112,025												109,029				109,029		2,996
Share of reserves of an equity investee	240								240								240
Share purchase from a subsidiary's noncontrolling interest shareholder	(8,007)								(6,109)								(6,109)		(1,898)
Repurchase of common stock (Note 21)	(178,991)										¥ (178,991)						(178,991)
Disposal of a subsidiary	3,393																		3,393
Distribution to a Shareholder due to under common control transaction	(12,963)								(12,963)								(12,963)
Balance at Dec. 31, 2016	3,201,178		¥ 65				¥ 165		2,725,675		(178,991)		228,145		237,293		3,012,352		188,826
Balance (in shares) at Dec. 31, 2016 | shares			406,290,853		406,290,853		1,003,326,973	1,003,326,973
Net (loss) income	1,375,663														1,348,194		1,348,194		27,469
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders			¥ 2				¥ (2)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			13,749,910		13,749,910		(13,749,910)	(13,749,910)
Share-based compensation	73,289								73,289								73,289
Exercise and vesting of share-based awards	26,547		¥ 2				¥ 1		26,544								26,547
Exercise and vesting of share-based awards,shares | shares			14,673,174		14,673,174		3,128,262	3,128,262
Other comprehensive income	(148,737)												(143,939)				(143,939)		(4,798)
Share of reserves of an equity investee	436								436								436
Accretion of redeemable noncontrolling interests	(13,451)														(13,451)		(13,451)
Capital contribution from noncontrolling shareholders	9,963								4,198								4,198		5,765
Share purchase from a subsidiary's noncontrolling interest shareholder	(226)								(226)								(226)
Noncontrolling interest in connection with business acquisitions (Note 3)	13,167																		13,167
Cancellation of treasury stock			¥ (4)						(178,987)		178,991
Cancellation of treasury stock, shares | shares			(25,368,080)		(25,368,080)
Cumulative effective of adoption of ASC 606									(6,886)						6,886
Dividend declared by a consolidated subsidiary to noncontrolling interests	(17,826)																		(17,826)
Repurchase of share-based awards from a noncontrolling shareholder	(14,039)														(14,039)		(14,039)
Balance at Dec. 31, 2017	4,505,964		¥ 65				¥ 164		2,644,043				84,206		1,564,883		4,293,361		212,603
Balance (in shares) at Dec. 31, 2017 | shares			409,345,857		409,345,857		992,705,325	992,705,325
Net (loss) income	1,152,723	$ 167,657													1,166,909		1,166,909		(14,186)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders			¥ 8				¥ (8)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			48,412,760		48,412,760		(48,412,760)	(48,412,760)
Share-based compensation	85,231								84,747								84,747		484
Exercise and vesting of share-based awards	12,036		¥ 1						12,035								12,036
Exercise and vesting of share-based awards,shares | shares			6,767,450		6,767,450		1,725,000	1,725,000
Other comprehensive income	179,244	26,070											165,098				165,098		14,146
Share of reserves of an equity investee	180								180								180
Accretion of redeemable noncontrolling interests	(38,601)														(37,714)		(37,714)		(887)
Capital contribution from noncontrolling shareholders	3,129																		3,129
Cumulative effective of adoption of ASC 606	13,067														11,892		11,892		1,175
Repurchase of common stock (Note 21)	(221,932)										(221,932)						(221,932)
Disposal of a subsidiary	(75,964)																		(75,964)
Dividend declared by a consolidated subsidiary to noncontrolling interests	(20,529)																		(20,529)
Change in equity interest of a subsidiary									1,888								1,888		(1,888)
Balance at Dec. 31, 2018	¥ 5,594,548	$ 813,692	¥ 74		$ 11		¥ 156	$ 22	¥ 2,742,893	$ 398,937	¥ (221,932)	$ (32,279)	¥ 249,304	$ 36,260	¥ 2,705,970	$ 393,567	¥ 5,476,465	$ 796,518	¥ 118,083	$ 17,174
Balance (in shares) at Dec. 31, 2018 | shares			464,526,067	[1]	464,526,067	[1]	946,017,565	946,017,565

[1]	45,273,040 Class A ordinary shares were repurchased but not cancelled and recorded as treasury stock at historical purchase price (Note 21).